Operating Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Lease [Abstract]
Expiration date	May 31, 2017	Jun. 01, 2012
Option to renew	5 years
Rent expense	$ 339,197	$ 388,945
Future minimum annual lease payments:
2014	375,404
2015	375,404
2016	375,405
2017	156,419
Total	1,282,632
Debt Instrument [Line Items]
Proceeds from issuance of notes payable and warrants, net of issuance costs		3,500,000
Notes payable to landlord [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable and warrants, net of issuance costs		119,945	80,055
Principal amount	200,000
Stated interest rate	7.00%
Periodic payment frequency	monthly
Periodic payment	3,960
Initial payment date	Jun. 01, 2012
Maturity date	May 31, 2017
Current and long-term carrying amount	162,370	209,893
Repayments:
2014	47,523
2015	47,523
2016	47,523
2017	$ 19,801